Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS, NET [Abstract]
Long-term Investments, Net

	As of December 31, (in thousands)
	2014	2015
Equity investments	$3,173	$4,630
Investments in debt securities	1,965	—

Total	$5,138	$4,630